Acquisition (Tables)	12 Months Ended
Dec. 31, 2014
Summary of unaudited pro forma results of operations

	Year ended	Year ended
	December 31, 2012	December 31, 2013
	RMB	RMB
	(Unaudited)	(Unaudited)
Pro forma revenue	6,845,610	7,197,985
Pro forma net loss	(1,727,001)	(425,155)
Pro forma loss attributable to holders of common shares	(1,687,720)	(428,005)
Pro forma loss per share:
Basic	(8.66)	(2.13)
Diluted	(8.66)	(2.13)
Weighted average number of shares used in computation:
Basic	194,788,429	201,317,884
Diluted	194,788,429	201,317,884

Ningjin Songgong
Schedule of acquired assets and liabilities based on their estimated fair values at acquisition date

As of January 31, 2013(1)
RMB

Assets acquired:
Cash and cash equivalents	45,109
Accounts receivable	138,516
Short term prepayment	18,221
Inventory	75,473
Other current assets	34,702
Long term prepayment	18,826
Property, plant and equipment, net (2)	69,785
Total assets acquired	400,632
Liabilities
Short-term borrowings	24,100
Accounts payable	45,822
Other payables	57,376
Payroll and welfare payable	41,244
Accrued expenses	578
Total liabilities assumed	169,120
Total fair value of net assets	231,512
Less: Non-controlling interest	81,029
Fair value of purchase consideration	150,483

(1)

The acquisition was completed on January 29, 2013. Considering the nominal financial impact of the two days from January 30 to January 31, 2013, we used January 31, 2013 as the acquisition date and the fair value assessment was made based on the financial information as of January 31, 2013.

(2)	The fair value of property, plant and equipment was recognized and measured at fair value using discounted future cash flow method. Accumulated depreciation was not carried forward.

JA MEMC
Schedule of acquired assets and liabilities based on their estimated fair values at acquisition date

As of June 24, 2014
RMB

Assets acquired:
Cash and cash equivalents	8,426
Other current assets	13,260
Property, plant and equipment, net (1)	83,025
Total assets acquired	104,711
Liabilities
Accounts payable	697
Other liabilities	2
Total liabilities assumed	699
Total fair value of net assets	104,012

(1)	The fair value of property, plant and equipment was recognized and measured at fair value using discounted future cash flow method. Accumulated depreciation was not carried forward.